Distribution Date:	04/17/25	BANK 2019-BNK24
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners,LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-18
		Master Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19
			Tom Klump	(703) 302-8080	tklump@ncb.coop
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Operating Advisor	Park Bridge Lender Services LLC
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
		Asset Representations	Park Bridge Lender Services LLC
Interest Shortfall Detail - Collateral Level	28	Reviewer
Supplemental Notes	29		David Rodgers	(212) 230-9025
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540VAY1	2.056000%	16,763,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06540VBA2	2.929000%	26,123,000.00	24,663,371.45	461,640.13	60,199.18	0.00	0.00	521,839.31	24,201,731.32	30.55%	30.00%
A-2	06540VAZ8	2.707000%	237,500,000.00	235,124,999.99	0.00	530,402.81	0.00	0.00	530,402.81	235,124,999.99	30.55%	30.00%
A-3	06540VBB0	2.960000%	534,851,000.00	534,851,000.00	0.00	1,319,299.13	0.00	0.00	1,319,299.13	534,851,000.00	30.55%	30.00%
A-S	06540VBE4	3.283000%	125,197,000.00	125,197,000.00	0.00	342,518.13	0.00	0.00	342,518.13	125,197,000.00	19.60%	19.25%
B	06540VBF1	3.455000%	49,496,000.00	49,496,000.00	0.00	142,507.23	0.00	0.00	142,507.23	49,496,000.00	15.28%	15.00%
C	06540VBG9	3.633820%	46,585,000.00	46,585,000.00	0.00	141,067.91	0.00	0.00	141,067.91	46,585,000.00	11.20%	11.00%
D	06540VAJ4	2.500000%	30,572,000.00	30,572,000.00	0.00	63,691.67	0.00	0.00	63,691.67	30,572,000.00	8.53%	8.38%
E	06540VAL9	2.500000%	23,292,000.00	23,292,000.00	0.00	48,525.00	0.00	0.00	48,525.00	23,292,000.00	6.49%	6.38%
F	06540VAN5	2.811000%	24,749,000.00	24,749,000.00	0.00	57,974.53	0.00	0.00	57,974.53	24,749,000.00	4.33%	4.25%
G	06540VAQ8	2.811000%	11,646,000.00	11,646,000.00	0.00	27,280.76	0.00	0.00	27,280.76	11,646,000.00	3.31%	3.25%
H*	06540VAS4	2.811000%	37,850,589.00	37,850,589.00	0.00	88,778.40	0.00	0.00	88,778.40	37,850,589.00	0.00%	0.00%
V	06540VAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540VAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2MD6A5	3.633820%	61,296,031.03	60,211,945.32	24,296.85	182,338.76	0.00	0.00	206,635.61	60,187,648.47	0.00%	0.00%
Regular SubTotal			1,225,920,620.03	1,204,238,905.76	485,936.98	3,004,583.51	0.00	0.00	3,490,520.49	1,203,752,968.78

X-A	06540VBC8	0.749642%	815,237,000.00	794,639,371.44	0.00	496,412.40	0.00	0.00	496,412.40	794,177,731.31
X-B	06540VBD6	0.302087%	174,693,000.00	174,693,000.00	0.00	43,977.03	0.00	0.00	43,977.03	174,693,000.00
X-D	06540VAA3	1.133820%	53,864,000.00	53,864,000.00	0.00	50,893.39	0.00	0.00	50,893.39	53,864,000.00
X-F	06540VAC9	0.822820%	24,749,000.00	24,749,000.00	0.00	16,969.97	0.00	0.00	16,969.97	24,749,000.00
X-G	06540VAE5	0.822820%	11,646,000.00	11,646,000.00	0.00	7,985.47	0.00	0.00	7,985.47	11,646,000.00
X-H	06540VAG0	0.822820%	37,850,589.00	37,850,589.00	0.00	25,953.51	0.00	0.00	25,953.51	37,850,589.00
Notional SubTotal			1,118,039,589.00	1,097,441,960.44	0.00	642,191.77	0.00	0.00	642,191.77	1,096,980,320.31

Deal Distribution Total					485,936.98	3,646,775.28	0.00	0.00	4,132,712.26

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540VAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06540VBA2	944.12477319	17.67178846	2.30445125	0.00000000	0.00000000	0.00000000	0.00000000	19.97623971	926.45298473
A-2	06540VAZ8	989.99999996	0.00000000	2.23327499	0.00000000	0.00000000	0.00000000	0.00000000	2.23327499	989.99999996
A-3	06540VBB0	1,000.00000000	0.00000000	2.46666666	0.00000000	0.00000000	0.00000000	0.00000000	2.46666666	1,000.00000000
A-S	06540VBE4	1,000.00000000	0.00000000	2.73583337	0.00000000	0.00000000	0.00000000	0.00000000	2.73583337	1,000.00000000
B	06540VBF1	1,000.00000000	0.00000000	2.87916660	0.00000000	0.00000000	0.00000000	0.00000000	2.87916660	1,000.00000000
C	06540VBG9	1,000.00000000	0.00000000	3.02818311	0.00000000	0.00000000	0.00000000	0.00000000	3.02818311	1,000.00000000
D	06540VAJ4	1,000.00000000	0.00000000	2.08333344	0.00000000	0.00000000	0.00000000	0.00000000	2.08333344	1,000.00000000
E	06540VAL9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06540VAN5	1,000.00000000	0.00000000	2.34249990	0.00000000	0.00000000	0.00000000	0.00000000	2.34249990	1,000.00000000
G	06540VAQ8	1,000.00000000	0.00000000	2.34250043	0.00000000	0.00000000	0.00000000	0.00000000	2.34250043	1,000.00000000
H	06540VAS4	1,000.00000000	0.00000000	2.34549587	(0.00299573)	1.05929818	0.00000000	0.00000000	2.34549587	1,000.00000000
V	06540VAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2MD6A5	982.31393303	0.39638537	2.97472376	(0.00009740)	0.03823331	0.00000000	0.00000000	3.37110913	981.91754766

Notional Certificates
X-A	06540VBC8	974.73418336	0.00000000	0.60891790	0.00000000	0.00000000	0.00000000	0.00000000	0.60891790	974.16791842
X-B	06540VBD6	1,000.00000000	0.00000000	0.25173894	0.00000000	0.00000000	0.00000000	0.00000000	0.25173894	1,000.00000000
X-D	06540VAA3	1,000.00000000	0.00000000	0.94484981	0.00000000	0.00000000	0.00000000	0.00000000	0.94484981	1,000.00000000
X-F	06540VAC9	1,000.00000000	0.00000000	0.68568306	0.00000000	0.00000000	0.00000000	0.00000000	0.68568306	1,000.00000000
X-G	06540VAE5	1,000.00000000	0.00000000	0.68568350	0.00000000	0.00000000	0.00000000	0.00000000	0.68568350	1,000.00000000
X-H	06540VAG0	1,000.00000000	0.00000000	0.68568312	0.00000000	0.00000000	0.00000000	0.00000000	0.68568312	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	60,199.18	0.00	60,199.18	0.00	0.00	0.00	60,199.18	0.00
A-2	03/01/25 - 03/30/25	30	0.00	530,402.81	0.00	530,402.81	0.00	0.00	0.00	530,402.81	0.00
A-3	03/01/25 - 03/30/25	30	0.00	1,319,299.13	0.00	1,319,299.13	0.00	0.00	0.00	1,319,299.13	0.00
X-A	03/01/25 - 03/30/25	30	0.00	496,412.40	0.00	496,412.40	0.00	0.00	0.00	496,412.40	0.00
X-B	03/01/25 - 03/30/25	30	0.00	43,977.03	0.00	43,977.03	0.00	0.00	0.00	43,977.03	0.00
A-S	03/01/25 - 03/30/25	30	0.00	342,518.13	0.00	342,518.13	0.00	0.00	0.00	342,518.13	0.00
B	03/01/25 - 03/30/25	30	0.00	142,507.23	0.00	142,507.23	0.00	0.00	0.00	142,507.23	0.00
C	03/01/25 - 03/30/25	30	0.00	141,067.91	0.00	141,067.91	0.00	0.00	0.00	141,067.91	0.00
X-D	03/01/25 - 03/30/25	30	0.00	50,893.39	0.00	50,893.39	0.00	0.00	0.00	50,893.39	0.00
X-F	03/01/25 - 03/30/25	30	0.00	16,969.97	0.00	16,969.97	0.00	0.00	0.00	16,969.97	0.00
X-G	03/01/25 - 03/30/25	30	0.00	7,985.47	0.00	7,985.47	0.00	0.00	0.00	7,985.47	0.00
X-H	03/01/25 - 03/30/25	30	0.00	25,953.51	0.00	25,953.51	0.00	0.00	0.00	25,953.51	0.00
D	03/01/25 - 03/30/25	30	0.00	63,691.67	0.00	63,691.67	0.00	0.00	0.00	63,691.67	0.00
E	03/01/25 - 03/30/25	30	0.00	48,525.00	0.00	48,525.00	0.00	0.00	0.00	48,525.00	0.00
F	03/01/25 - 03/30/25	30	0.00	57,974.53	0.00	57,974.53	0.00	0.00	0.00	57,974.53	0.00
G	03/01/25 - 03/30/25	30	0.00	27,280.76	0.00	27,280.76	0.00	0.00	0.00	27,280.76	0.00
H	03/01/25 - 03/30/25	30	40,114.49	88,665.00	0.00	88,665.00	(113.39)	0.00	0.00	88,778.40	40,095.06
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	03/01/25 - 03/30/25	30	2,342.42	182,332.80	0.00	182,332.80	(5.97)	0.00	0.00	182,338.76	2,343.55
Totals			42,456.91	3,646,655.92	0.00	3,646,655.92	(119.36)	0.00	0.00	3,646,775.28	42,438.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information

Total Available Distribution Amount (1)	4,132,712.26
Non-Retained Certificate Available Funds	3,926,076.64
Retained Certificate Available Funds	206,635.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,667,044.45	Master Servicing Fee	12,517.82
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,838.57
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	518.49
ARD Interest	0.00	Operating Advisor Fee	1,016.24
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,667,044.45	Total Fees	20,388.52

Principal		Expenses/Reimbursements
Scheduled Principal	485,936.98	Reimbursement for Interest on Advances	992.19
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(1,111.55)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	485,936.98	Total Expenses/Reimbursements	(119.36)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,646,775.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	485,936.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,132,712.26
Total Funds Collected	4,152,981.43	Total Funds Distributed	4,152,981.42

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,204,238,906.33	1,204,238,906.33	Beginning Certificate Balance	1,204,238,905.76
(-) Scheduled Principal Collections	485,936.98	485,936.98	(-) Principal Distributions	485,936.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,203,752,969.35	1,203,752,969.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,204,238,906.33	1,204,238,906.33	Ending Certificate Balance	1,203,752,968.78
Ending Actual Collateral Balance	1,203,752,969.35	1,203,752,969.35

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.63%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP	Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP
5,000,000 or less	34	89,254,210.78	7.41%	55	3.5121	1.445046	1.70 or less	34	283,657,610.15	23.56%	55	3.7743	1.207189
5,000,001 to 15,000,000	14	137,640,648.09	11.43%	55	3.8405	1.959832	1.71 to 1.90	7	213,156,738.98	17.71%	56	3.6587	1.758431
15,000,001 to 25,000,000	6	119,657,393.68	9.94%	54	3.6678	2.360876	1.91 to 2.10	7	123,682,253.94	10.27%	55	3.5460	2.066145
25,000,001 to 45,000,000	5	140,185,715.69	11.65%	56	3.4433	2.714192	2.11 to 2.30	3	65,550,000.00	5.45%	55	3.4995	2.239818
45,000,001 to 75,000,000	9	524,115,001.11	43.54%	55	3.4068	2.598980	2.31 to 2.50	4	136,925,456.16	11.37%	56	3.2741	2.342181
75,000,001 or greater	2	177,000,000.00	14.70%	56	3.6840	1.486393	2.51 to 3.00	3	92,408,629.18	7.68%	55	3.4201	2.791602
Totals	72	1,203,752,969.35	100.00%	55	3.5362	2.275058	3.01 to 3.50	7	161,860,254.35	13.45%	54	3.5855	3.252060
							3.51 or greater	5	110,612,026.59	9.19%	55	3.0568	4.179517
							Totals	72	1,203,752,969.35	100.00%	55	3.5362	2.275058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP
							Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP
California	11	189,544,858.68	15.75%	54	3.5486	2.457891
							Industrial	11	25,080,000.00	2.08%	55	2.6533	5.431400
Florida	1	22,000,000.00	1.83%	54	4.0200	3.201400
							Lodging	9	181,406,548.91	15.07%	56	3.7381	2.257431
Idaho	1	11,179,165.80	0.93%	55	4.1580	2.075800
							Mixed Use	4	63,757,393.68	5.30%	54	3.8715	1.610874
Illinois	2	13,261,051.35	1.10%	56	4.4077	1.832849
							Multi-Family	53	423,794,495.03	35.21%	55	3.5046	1.761186
Indiana	4	9,050,808.04	0.75%	55	2.6533	5.431400
							Office	9	397,618,623.65	33.03%	55	3.4153	2.305106
Iowa	1	1,490,127.97	0.12%	55	2.6533	5.431400
							Retail	12	76,323,408.08	6.34%	56	3.8983	2.362410
Kentucky	1	1,884,438.76	0.16%	55	2.6533	5.431400
							Self Storage	3	19,872,500.00	1.65%	56	3.4744	3.649942
Louisiana	1	74,000,000.00	6.15%	56	3.8330	1.763200
							Totals	103	1,203,752,969.35	100.00%	55	3.5362	2.275058
Maryland	2	66,752,577.70	5.55%	55	3.3829	2.807957

Missouri	1	2,828,950.64	0.24%	55	2.6533	5.431400

Nevada	2	39,060,473.15	3.24%	56	3.6281	2.452595

New Jersey	1	5,668,735.82	0.47%	56	4.6800	0.822000

New York	47	577,647,958.61	47.99%	55	3.4223	1.761942

Ohio	1	4,332,833.64	0.36%	55	2.6533	5.431400

Oklahoma	3	17,699,875.71	1.47%	55	4.1358	2.790452

Pennsylvania	8	30,769,968.04	2.56%	56	3.8327	2.453989

Texas	11	109,935,394.07	9.13%	56	3.6394	2.510863

Virginia	2	6,195,751.37	0.51%	54	3.1214	4.317588

Wisconsin	1	4,550,000.00	0.38%	56	3.9900	2.233800

Totals	103	1,203,752,969.35	100.00%	55	3.5362	2.275058

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP	Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP
	3.4999% or less	39	551,660,453.37	45.83%	55	3.2565	2.644454	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	22	566,023,948.43	47.02%	56	3.7068	1.918507	13 months or greater	70	1,187,852,969.35	98.68%	55	3.5369	2.262041
	4.0000% or greater	9	70,168,567.55	5.83%	54	4.3708	2.026698	Totals	72	1,203,752,969.35	100.00%	55	3.5362	2.275058
	Totals	72	1,203,752,969.35	100.00%	55	3.5362	2.275058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP	Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP
	114 months or less	70	1,187,852,969.35	98.68%	55	3.5369	2.262041	Interest Only	29	902,917,500.00	75.01%	55	3.4906	2.365273
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	33	257,109,943.17	21.36%	55	3.7247	1.981247
	Totals	72	1,203,752,969.35	100.00%	55	3.5362	2.275058	359 months or greater	8	27,825,526.18	2.31%	56	3.3030	1.506791
								Totals	72	1,203,752,969.35	100.00%	55	3.5362	2.275058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	15,900,000.00	1.32%	56	3.4860	NAP			No outstanding loans in this group
Underwriter's Information		2	75,000,000.00	6.23%	55	3.1500	3.790000
	12 months or less	39	980,001,986.08	81.41%	55	3.5886	2.235128
	13 months to 24 months	24	122,076,385.46	10.14%	55	3.3761	1.644853
	25 months or greater	5	10,774,597.81	0.90%	56	3.3427	1.066807
	Totals	72	1,203,752,969.35	100.00%	55	3.5362	2.275058
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310954012	OF	New York	NY	Actual/360	2.950%	190,520.83	0.00	0.00	N/A	12/06/29	--	75,000,000.00	75,000,000.00	04/06/25
1A	453012276				Actual/360	2.950%	63,506.94	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	04/06/25
2	300801973	MF	Long Island City	NY	Actual/360	3.250%	139,930.56	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	04/10/25
2A	310953208				Actual/360	3.250%	139,930.56	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	04/10/25
3	1959242	OF	New York	NY	Actual/360	3.610%	310,861.11	0.00	0.00	N/A	12/01/29	--	100,000,000.00	100,000,000.00	04/01/25
4	1959030	MF	Bronx	NY	Actual/360	3.780%	250,635.00	0.00	0.00	N/A	12/01/29	--	77,000,000.00	77,000,000.00	04/01/25
5	310952137	LO	New Orleans	LA	Actual/360	3.833%	244,247.28	0.00	0.00	N/A	12/11/29	--	74,000,000.00	74,000,000.00	04/11/25
6	322980006	OF	Rockville	MD	Actual/360	3.398%	191,364.03	0.00	0.00	N/A	11/01/29	--	65,400,000.00	65,400,000.00	04/05/25
7	300802013	LO	Austin	TX	Actual/360	3.540%	189,018.40	92,129.35	0.00	N/A	12/01/29	--	62,007,130.46	61,915,001.11	04/01/25
8	310950856	OF	New York	NY	Actual/360	3.465%	155,155.00	0.00	0.00	N/A	11/11/29	--	52,000,000.00	52,000,000.00	04/11/25
9	300801962	OF	San Francisco	CA	Actual/360	3.450%	148,541.67	0.00	0.00	08/01/29	08/01/34	--	50,000,000.00	50,000,000.00	04/01/25
10	300801997	MF	Los Angeles	CA	Actual/360	3.528%	139,140.40	0.00	0.00	N/A	11/01/29	--	45,800,000.00	45,800,000.00	04/01/25
11	300802014	LO	Irvine	CA	Actual/360	3.529%	90,390.06	59,456.07	0.00	N/A	12/01/29	--	29,744,715.60	29,685,259.53	04/01/25
12	310953249	RT	Various	PA	Actual/360	3.870%	99,531.48	41,453.86	0.00	N/A	12/06/29	--	29,866,910.02	29,825,456.16	04/06/25
13	300802006	MF	Baytown	TX	Actual/360	3.565%	90,484.16	0.00	0.00	N/A	12/01/29	--	29,475,000.00	29,475,000.00	04/01/25
14	1959322	RT	Las Vegas	NV	Actual/360	3.480%	78,272.93	0.00	0.00	N/A	12/01/29	--	26,120,000.00	26,120,000.00	04/01/25
15	300801994	IN	Various	Various	Actual/360	2.653%	57,301.57	0.00	0.00	N/A	11/07/29	--	25,080,000.00	25,080,000.00	04/07/25
16	300802001	MF	Sarasota	FL	Actual/360	4.020%	76,156.67	0.00	0.00	N/A	10/01/29	--	22,000,000.00	22,000,000.00	04/01/25
17	310952418	MF	Los Angeles	CA	Actual/360	3.451%	60,919.74	0.00	0.00	N/A	11/11/29	--	20,500,000.00	20,500,000.00	04/11/25
18	1960026	MU	New York	NY	Actual/360	3.970%	69,055.94	0.00	0.00	N/A	12/01/29	--	20,200,000.00	20,200,000.00	04/01/25
19	310951017	MU	Patchogue	NY	Actual/360	3.950%	54,362.35	25,004.00	0.00	N/A	03/11/29	--	15,982,397.68	15,957,393.68	04/11/25
20	1960025	MU	New York	NY	Actual/360	3.920%	54,008.89	0.00	0.00	N/A	12/01/29	--	16,000,000.00	16,000,000.00	04/01/25
21	470115710	MF	Long Beach	NY	Actual/360	3.290%	37,841.72	27,768.98	0.00	N/A	12/01/29	--	13,357,209.87	13,329,440.89	04/01/25
22	410950267	OF	Henderson	NV	Actual/360	3.927%	43,841.71	24,372.43	0.00	N/A	11/11/29	--	12,964,845.58	12,940,473.15	04/11/25
23	300802002	SS	Various	CA	Actual/360	3.435%	41,625.28	0.00	0.00	N/A	12/01/29	--	14,072,500.00	14,072,500.00	04/01/25
24	1959538	MF	Katy	TX	Actual/360	3.990%	48,101.67	0.00	0.00	N/A	11/01/29	--	14,000,000.00	14,000,000.00	04/01/25
25	1855689	OF	Irvington	NY	Actual/360	3.280%	38,130.00	0.00	0.00	N/A	12/01/29	06/01/29	13,500,000.00	13,500,000.00	04/01/25
26	600952312	LO	Eagle	ID	Actual/360	4.158%	40,099.45	20,235.10	0.00	N/A	11/11/29	--	11,199,400.90	11,179,165.80	04/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	470116090	MF	Forest Hills	NY	Actual/360	3.240%	29,718.71	22,440.21	0.00	N/A	11/01/29	--	10,651,868.90	10,629,428.69	04/01/25
28	300802019	MU	Huntington Park	CA	Actual/360	3.525%	35,210.83	0.00	0.00	N/A	12/01/29	--	11,600,000.00	11,600,000.00	04/01/25
29	300801905	OF	San Diego	CA	Actual/360	4.810%	36,859.54	11,990.57	0.00	N/A	05/01/29	--	8,899,089.72	8,887,099.15	04/01/25
30	310952423	MF	Encino	CA	Actual/360	3.451%	26,745.25	0.00	0.00	N/A	11/11/29	--	9,000,000.00	9,000,000.00	04/11/25
31	1958144	RT	Collinsville	IL	Actual/360	4.550%	30,835.10	0.00	0.00	N/A	12/01/29	--	7,870,000.00	7,870,000.00	04/01/25
32	322980032	MF	Midwest City	OK	Actual/360	3.910%	24,520.71	10,023.74	0.00	N/A	12/01/29	--	7,282,776.98	7,272,753.24	04/01/25
33	1957380	RT	Totowa	NJ	Actual/360	4.680%	22,875.44	7,552.24	0.00	N/A	12/01/29	--	5,676,288.06	5,668,735.82	04/01/25
34	610952408	SS	Edmond	OK	Actual/360	3.570%	17,830.17	0.00	0.00	N/A	11/11/29	--	5,800,000.00	5,800,000.00	04/11/25
35	1959232	OF	Downers Grove	IL	Actual/360	4.200%	19,528.17	8,443.61	0.00	N/A	12/01/29	--	5,399,494.96	5,391,051.35	04/01/25
36	1956602	LO	Enid	OK	Actual/360	5.200%	20,794.38	16,784.65	0.00	N/A	11/01/29	--	4,643,907.12	4,627,122.47	04/01/25
37	470116440	MF	New York	NY	Actual/360	3.090%	12,606.88	5,915.84	0.00	N/A	11/01/29	--	4,737,942.43	4,732,026.59	04/01/25
38	470116330	MF	North White Plains	NY	Actual/360	3.150%	10,939.61	11,144.71	0.00	N/A	11/01/29	--	4,033,036.83	4,021,892.12	04/01/25
39	1959758	RT	Franklin	WI	Actual/360	3.990%	15,633.04	0.00	0.00	N/A	12/01/29	--	4,550,000.00	4,550,000.00	04/01/25
40	470116170	MF	New York	NY	Actual/360	3.490%	13,523.75	0.00	0.00	N/A	12/01/29	--	4,500,000.00	4,500,000.00	04/01/25
41	470116390	MF	Yonkers	NY	Actual/360	3.330%	12,053.15	4,923.62	0.00	N/A	12/01/29	--	4,203,365.75	4,198,442.13	04/01/25
42	470116350	MF	Kew Gardens	NY	Actual/360	3.240%	11,059.04	4,748.97	0.00	N/A	12/01/29	--	3,963,812.76	3,959,063.79	04/01/25
43	470115370	MF	Flushing	NY	Actual/360	3.460%	11,156.21	4,243.62	0.00	N/A	12/01/29	--	3,744,393.39	3,740,149.77	04/01/25
44	470116000	MF	New York	NY	Actual/360	3.500%	10,850.00	0.00	0.00	N/A	12/01/29	--	3,600,000.00	3,600,000.00	04/01/25
45	470116570	MF	Brooklyn	NY	Actual/360	3.250%	8,715.58	6,516.64	0.00	N/A	12/01/29	--	3,114,251.04	3,107,734.40	04/01/25
46	470115830	MF	Bronx	NY	Actual/360	3.420%	9,630.41	3,760.86	0.00	N/A	11/01/29	--	3,270,088.90	3,266,328.04	04/01/25
47	470116270	MF	Bronx	NY	Actual/360	3.190%	8,525.69	6,591.51	0.00	N/A	11/01/29	--	3,103,699.70	3,097,108.19	04/01/25
48	470116550	MF	Yonkers	NY	Actual/360	3.320%	8,677.46	3,564.31	0.00	N/A	12/01/29	--	3,035,254.71	3,031,690.40	04/01/25
49	470115760	MF	Yonkers	NY	Actual/360	3.330%	8,032.15	5,815.54	0.00	N/A	11/01/29	--	2,801,098.23	2,795,282.69	04/01/25
50	1957891	OF	Chesapeake	VA	Actual/360	3.620%	9,351.67	0.00	0.00	N/A	09/05/29	--	3,000,000.00	3,000,000.00	04/05/25
51	470116600	MF	Bronx	NY	Actual/360	3.190%	6,564.08	6,107.72	0.00	N/A	12/01/29	--	2,389,593.89	2,383,486.17	04/01/25
52	470116760	MF	Bronx	NY	Actual/360	3.480%	7,716.76	2,903.53	0.00	N/A	12/01/29	--	2,575,114.58	2,572,211.05	04/01/25
53	470116640	MF	Forest Hills	NY	Actual/360	3.280%	6,789.48	5,005.59	0.00	N/A	12/01/29	--	2,403,829.70	2,398,824.11	04/01/25
54	470116290	MF	Dobbs Ferry	NY	Actual/360	3.200%	6,476.70	4,983.67	0.00	N/A	11/01/29	--	2,350,413.58	2,345,429.91	04/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	322980055	RT	Houston	TX	Actual/360	4.680%	9,240.85	3,798.55	0.00	N/A	10/01/29	--	2,293,014.65	2,289,216.10	04/01/25
56	470116310	MF	New Rochelle	NY	Actual/360	3.160%	6,336.00	2,845.67	0.00	N/A	12/01/29	--	2,328,460.08	2,325,614.41	04/01/25
58	410952302	MF	Corpus Christi	TX	Actual/360	4.107%	7,993.64	4,096.47	0.00	N/A	12/11/29	--	2,260,273.33	2,256,176.86	04/11/25
59	1958226	SS	Callaway	FL	Actual/360	4.645%	9,599.67	0.00	0.00	N/A	12/01/29	--	2,400,000.00	2,400,000.00	04/01/25
60	470116470	MF	East Rockaway	NY	Actual/360	3.350%	6,043.69	4,313.08	0.00	N/A	12/01/29	--	2,095,066.78	2,090,753.70	04/01/25
61	470116420	MF	Forest Hills	NY	Actual/360	3.340%	5,896.30	4,227.41	0.00	N/A	12/01/29	--	2,050,094.07	2,045,866.66	04/01/25
62	470115000	MF	New York	NY	Actual/360	3.330%	5,482.26	3,969.34	0.00	N/A	11/01/29	--	1,911,860.60	1,907,891.26	04/01/25
63	470116050	MF	Hastings	NY	Actual/360	3.230%	4,443.16	3,370.81	0.00	N/A	11/01/29	--	1,597,462.40	1,594,091.59	04/01/25
64	470115860	MF	New York	NY	Actual/360	3.220%	3,936.47	3,000.51	0.00	N/A	11/01/29	--	1,419,684.15	1,416,683.64	04/01/25
65	470116720	MF	Brooklyn	NY	Actual/360	3.350%	3,600.49	2,569.50	0.00	N/A	12/01/29	--	1,248,124.91	1,245,555.41	04/01/25
66	470115970	MF	New Rochelle	NY	Actual/360	3.640%	4,231.50	0.00	0.00	N/A	11/01/29	--	1,350,000.00	1,350,000.00	04/01/25
67	470116230	MF	New York	NY	Actual/360	3.500%	3,503.08	2,334.50	0.00	N/A	12/01/29	--	1,162,311.42	1,159,976.92	04/01/25
68	470116190	MF	Brooklyn	NY	Actual/360	3.290%	2,769.00	2,042.45	0.00	N/A	11/01/29	--	977,389.91	975,347.46	04/01/25
69	470115880	MF	New York	NY	Actual/360	3.290%	2,522.78	1,851.27	0.00	N/A	12/01/29	--	890,480.45	888,629.18	04/01/25
70	470113030	MF	Brooklyn	NY	Actual/360	3.520%	2,711.10	1,790.52	0.00	N/A	12/01/29	--	894,425.16	892,634.64	04/01/25
71	470116490	MF	Brooklyn	NY	Actual/360	3.310%	2,539.10	1,845.96	0.00	N/A	12/01/29	--	890,827.08	888,981.12	04/01/25
Totals							3,667,044.45	485,936.98	0.00				1,204,238,906.33	1,203,752,969.35
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	91,044,918.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	66,918,115.64	51,313,933.48	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,203,164.34	10,877,011.22	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,538,828.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,916,015.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,112,291.00	19,049,406.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,410,133.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,159,065.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	59,669,789.35	47,159,638.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,737,562.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,887,049.50	3,559,484.72	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,600,020.00	4,755,737.83	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,274,180.36	1,336,968.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,746,508.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	31,679,234.85	25,516,489.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,913,090.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,720,078.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,139,065.39	939,464.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,468,312.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	657,703.11	621,748.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,115,913.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,307,949.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,670,018.79	1,257,397.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	913,999.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,491,690.31	1,696,989.73	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	280,706.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,064,778.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	777,436.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	738,461.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	764,881.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,029,646.00	471,652.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	336,406.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	929,259.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	626,791.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	277,649.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	781,670.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	488,644.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	415,800.00	311,850.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	342,807.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	415,964.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	182,889.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	176,394.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	444,151.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	193,674.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	183,504.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	132,750.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(31,573.98)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	131,131.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	442,566.14	292,234.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	284,792.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	215,185.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	(225,690.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	300,098.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	320,083.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	92,311.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	182,819.46	160,168.35	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	212,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	57,114.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	30,389.97	42,656.55	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	143,240.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	73,126.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	77,540.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	(10,432.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	51,046.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	111,476.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	140,936.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	86,589.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	51,374.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	352,878,277.38	171,100,393.18				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536202%	3.516548%	55
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536261%	3.516600%	56
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536335%	3.516664%	57
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536394%	3.516715%	58
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536452%	3.516765%	59
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536499%	3.516803%	60
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536543%	3.516838%	61
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536589%	3.516876%	62
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536632%	3.516910%	63
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536675%	3.516944%	64
06/17/24	0	0.00	1	2,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536721%	3.516982%	65
05/17/24	1	2,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536763%	3.517015%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		15,957,394	15,957,394		0	0
49 - 60 Months		1,137,795,576	1,137,795,576		0	0
> 60 Months		50,000,000	50,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	1,203,752,969	1,203,752,969	0	0	0	0
Mar-25	1,204,238,906	1,204,238,906	0	0	0	0
Feb-25	1,204,810,815	1,204,810,815	0	0	0	0
Jan-25	1,205,293,404	1,205,293,404	0	0	0	0
Dec-24	1,205,774,466	1,205,774,466	0	0	0	0
Nov-24	1,206,131,484	1,206,131,484	0	0	0	0
Oct-24	1,206,468,178	1,206,468,178	0	0	0	0
Sep-24	1,206,823,066	1,206,823,066	0	0	0	0
Aug-24	1,207,157,567	1,207,157,567	0	0	0	0
Jul-24	1,207,491,009	1,207,491,009	0	0	0	0
Jun-24	1,207,842,760	1,205,442,760	0	2,400,000	0	0
May-24	1,208,174,030	1,205,774,030	2,400,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300802013	62,300,000.00	3.54000%	62,300,000.00 3.54000%		10	06/17/20	04/01/20	08/11/20
18	1960026	0.00	3.97000%	0.00	3.97000%	9	11/01/22	11/01/22	--
20	1960025	0.00	3.92000%	0.00	3.92000%	9	12/01/22	12/01/22	--
Totals		62,300,000.00		62,300,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	992.19	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	(623.73)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	(487.82)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	(1,111.55)	0.00	0.00	0.00	992.19	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(119.36)

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Supplemental Notes
None

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